Share-Based Payments - Activity on Share Options (Details) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2022 oz	Jun. 30, 2022 oz R / shares	Jun. 30, 2022 oz	Jun. 30, 2022 ZAR (R) oz	Jun. 30, 2021 ZAR (R) year R / shares	Jun. 30, 2022 year
2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Gain realised by participants on options and rights traded during the year | R				R 0	R 807
Fair value of options and rights exercised during the year | R				0	R 807
Participation units | Sisonke ESOP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	6,311,667				6,768,562
Options granted (in shares)	40,064				106,994
Options exercised or vested (in shares)	(6,254,608)				(441,548)
Options forfeited and lapsed (in shares)	(97,123)				(122,341)
Number of options and rights (in shares)	0				6,311,667
Weighted average option price (in SA rand per share)		R 58.20			R 70.90
Gain realised by participants on options and rights traded during the year | R				397	R 31
Remaining life (years) | year					0.5	0
Share Appreciation Rights [Member] | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	0				377,333
Weighted average option price (in SA rand per share)		0			R 18.41
Options exercised or vested (in shares)					(371,008)
Options exercised (in SA rand per share)					R 18.41
Options forfeited and lapsed (in shares)					(6,325)
Options forfeited and lapsed (in SA rand per share)					R 18.41
Number of options and rights (in shares)			0		0
Performance Shares1 [Member] | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	0				12,415,024
Options exercised or vested (in shares)					(11,928,241)
Options forfeited and lapsed (in shares)					(486,783)
Number of options and rights (in shares)			0		0
DS | Management DSP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	2,102,523				1,162,152
Options granted (in shares)	3,298,489				1,356,715
Options exercised or vested (in shares)	(641,562)				(331,466)
Options forfeited and lapsed (in shares)	(310,159)				(84,878)
Number of options and rights (in shares)	4,449,291		4,449,291		2,102,523
DS | Management DSP | Over three years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares) | oz			284,525
Weighted average option price (in SA rand per share)		R 47.24			R 87.86
Gain realised by participants on options and rights traded during the year | R				R 13	R 28
Remaining life (years)	0.2	0.2	0.2	0.2	1.2	0.2
DS | Management DSP | Over three years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares) | oz			570,777
Weighted average option price (in SA rand per share)		R 47.24			R 0
Gain realised by participants on options and rights traded during the year | R				R 13	R 0
Remaining life (years)	1.2	1.2	1.2	1.2	0	1.2
DS | Management DSP | Over five years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares) | oz			172,243
Weighted average option price (in SA rand per share)		R 51.74			R 87.86
Gain realised by participants on options and rights traded during the year | R				R 2	R 2
Remaining life (years)	2.2	2.2	2.2	2.2	3.2	2.2
DS | Management DSP | Over five years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares) | oz			268,395
Weighted average option price (in SA rand per share)		R 49.55			R 0
Gain realised by participants on options and rights traded during the year | R				R 2	R 0
Remaining life (years)	3.2	3.2	3.2	3.2	0	3.2
Restricted Shares [Member] | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	0
Number of options and rights (in shares)	0				0